CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 451,355	$ 168,858
Short-term deposits	411,687	577,138
Restricted deposits	7,012	925
Marketable securities	456,515	289,927
Trade receivables	30,367	23,670
Prepaid expenses and other current assets	32,877	40,666
Total current assets	1,389,813	1,101,184
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	41,554	87,680
Property and equipment, net	50,437	35,863
Marketable securities	387,341	536,877
Intangible assets, net	40,247	19,281
Goodwill	49,300	24,235
Operating lease right-of-use assets	101,095	88,406
Total long-term assets	669,974	792,342
TOTAL ASSETS	2,059,787	1,893,526
CURRENT LIABILITIES:
Trade payables	114,584	79,881
Employees and payroll accruals	83,251	70,814
Deferred revenues	484,446	409,698
Accrued expenses and other current liabilities	62,816	48,769
Operating lease liabilities	29,201	22,336
Total current liabilities	774,298	631,498
LONG-TERM LIABILITIES:
Convertible notes, net	922,974	834,440
Long-term deferred revenues	59,966	50,867
Long-term deferred tax liabilities	72,803	15,343
Other long-term liabilities	2,267	0
Long-term operating lease liabilities	81,764	74,187
Total long-term liabilities	1,139,774	974,837
TOTAL LIABILITIES	1,914,072	1,606,335
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2020 and 2021; Issued 56,027,758 and 58,149,325 shares at December 31, 2020 and 2021, respectively; Outstanding: 56,027,758 and 57,254,189 shares at December 31, 2020 and 2021, respectively	111	107
Additional paid-in capital	994,795	862,134
Treasury Shares at cost, 895,136 ordinary shares	(199,997)	0
Accumulated other comprehensive income (loss)	(1,056)	9,406
Accumulated deficit	(648,138)	(584,456)
Total shareholders' equity	145,715	287,191
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,059,787	$ 1,893,526